CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Oct. 20, 2022	Dec. 31, 2021
Common stock, par value, (per share)		$ 0.0001		$ 0.0001
Common stock, shares authorized		50,000,000		50,000,000
Common stock, shares issued			10,805,877
Common stock, shares outstanding			4,156,123
Common stock subject to redemption
Temporary equity shares, redemption price (in dollars per share)	$ 11.37	$ 10.65		$ 10.15
Temporary Equity, Shares Issued	694,123	694,123		11,500,000
Temporary Equity, Shares Outstanding	694,123	694,123	694,123	11,500,000
Common stock subject to not redemption
Common stock, shares issued		3,462,000		3,432,000
Common stock, shares outstanding		3,462,000		3,432,000